Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Common Stock Issuable [Member]	Retained Earnings [Member]	Total
Balance at May. 31, 2019	$ 88	$ 9,442,027			$ (3,574,806)	$ 5,867,309
Balance, shares at May. 31, 2019	875,497
Shares issued for PLAYlive Nation acquisition	$ 9	1,439,991				1,440,000
Shares issued for PLAYlive Nation acquisition, shares	93,750
Shares issued for vesting of employment agreement awards	$ 1	153,000				153,001
Shares issued for vesting of employment agreement awards, shares	13,125
Shares issued for cash	$ 2	87,698				$ 87,700
Shares issued for cash, shares	15,625					123,000
Shares issued to directors, officers and employees as compensation		5,900				$ 5,900
Shares issued to directors, officers and employees as compensation, shares	625
Shares issued in connection with note payable		3,487				3,487
Non-controlling interest of original investment in subsidiaries			24,054			24,054
Net loss attributable to noncontrolling interest			(45,541)			(45,541)
Net Loss					(2,620,238)	(2,620,238)
Balance at May. 31, 2020	$ 100	11,132,103	(21,487)		(6,195,044)	4,915,672
Balance, shares at May. 31, 2020	998,622
Shares issued for contracted services	$ 1	68,777				68,778
Shares issued for contracted services, shares	6,597
Shares issued for cash		25,000				25,000
Shares issued for cash, shares	2,976
Shares issued to directors, officers and employees as compensation	$ 12	819,297				819,309
Shares issued to directors, officers and employees as compensation, shares	116,175
Non-controlling interest of original investment in subsidiaries			240,000			240,000
Net Loss					(655,214)	(655,214)
Shares issued in connection with issuance and amendments of notes payable	$ 2	202,215				202,217
Shares issued in connection with issuance and amendments of notes payable, shares	23,030
Shares issued in connection with franchise acquisition	$ 2	164,998				165,000
Shares issued in connection with franchise acquisition, shares	18,750
Net loss attributable to noncontrolling interest			(15,866)			(15,866)
Balance at Aug. 31, 2020	$ 117	12,412,390	202,647		(6,850,258)	5,764,896
Balance, shares at Aug. 31, 2020	1,166,150
Balance at May. 31, 2020	$ 100	11,132,103	(21,487)		(6,195,044)	4,915,672
Balance, shares at May. 31, 2020	998,622
Net loss attributable to noncontrolling interest						(84,126)
Net Loss						(4,587,394)
Contribution from noncontrolling interest						(14,000)
Balance at Feb. 28, 2021	$ 134	15,799,987	148,386		(10,782,438)	5,166,069
Balance, shares at Feb. 28, 2021	1,341,017
Balance at May. 31, 2020	$ 100	11,132,103	(21,487)		(6,195,044)	4,915,672
Balance, shares at May. 31, 2020	998,622
Shares issued for contracted services	$ 5	624,870				624,875
Shares issued for contracted services, shares	53,817
Shares issued in connection with issuance and amendment of notes payable	$ 4	1,313,554				1,313,558
Shares issued in connection with issuance and amendment of notes payable, shares	42,040
Shares issued for cash	$ 4	574,996				575,000
Shares issued for cash, shares	48,396
Shares issued to directors, officers and employees as compensation	$ 22	2,359,379				2,359,401
Shares issued to directors, officers and employees as compensation, shares	219,535
Shares issued in connection with franchise acquisition	$ 7	703,860				703,867
Shares issued in connection with franchise acquisition, shares	64,714
Non-controlling interest of original investment in subsidiaries			292,500			292,500
Net loss attributable to noncontrolling interest			(97,974)			(97,973)
Net Loss					(6,096,855)	(6,096,855)
Balance at May. 31, 2021	$ 142	16,708,762	173,039		(12,291,899)	4,590,044
Balance, shares at May. 31, 2021	1,427,124
Balance at Aug. 31, 2020	$ 117	12,412,390	202,647		(6,850,258)	5,764,896
Balance, shares at Aug. 31, 2020	1,166,150
Shares issued for contracted services		25,420				25,420
Shares issued for contracted services, shares	2,813
Shares issued to directors, officers and employees as compensation	$ 1	119,632				119,633
Shares issued to directors, officers and employees as compensation, shares	9,844
Net Loss					(1,005,160)	(1,005,160)
Shares issued in connection with franchise acquisition	$ 4	413,540				413,544
Shares issued in connection with franchise acquisition, shares	37,941
Net loss attributable to noncontrolling interest			(8,554)			(8,554)
Rounding related to reverse split
Rounding related to reverse split, shares	628
Warrants issued in connection with debt		157,438				157,438
Balance at Nov. 30, 2020	$ 122	13,128,420	194,093		(7,855,418)	5,467,217
Balance, shares at Nov. 30, 2020	1,217,376
Shares issued for contracted services		80,000				80,000
Shares issued for contracted services, shares	5,000
Shares issued to directors, officers and employees as compensation	$ 11	1,545,457				1,545,468
Shares issued to directors, officers and employees as compensation, shares	108,641
Net loss attributable to noncontrolling interest						(59,707)
Net Loss					(2,927,020)	(2,927,020)
Shares issued in connection with franchise acquisition, shares
Net loss attributable to noncontrolling interest			(59,707)			(59,707)
Shares issued in connection with debt	$ 1	141,605				141,606
Shares issued in connection with debt, shares	10,000
Beneficial conversion feature related to convertible debt		904,505				904,505
Contribution from noncontrolling interest			14,000			14,000
Balance at Feb. 28, 2021	$ 134	15,799,987	148,386		(10,782,438)	5,166,069
Balance, shares at Feb. 28, 2021	1,341,017
Balance at May. 31, 2021	$ 142	16,708,762	173,039		(12,291,899)	4,590,044
Balance, shares at May. 31, 2021	1,427,124
Shares issued for contracted services	$ 2	224,875		12,525		237,402
Shares issued for contracted services, shares	21,346
Shares issued to directors, officers and employees as compensation				838,250		838,250
Shares issued to directors, officers and employees as compensation, shares
Net Loss					(4,210,907)	(4,210,907)
Shares issued in connection with issuance and amendments of notes payable	$ 4	4,136,895				4,136,899
Shares issued in connection with issuance and amendments of notes payable, shares	38,125
Sale of warrants		100,000				100,000
Shares issued in connection with franchise acquisition	$ 1	62,999				63,000
Shares issued in connection with franchise acquisition, shares	6,000
Net loss attributable to noncontrolling interest			(54,837)			(54,837)
Balance at Aug. 31, 2021	$ 149	21,233,531	118,202	850,775	(16,502,806)	5,699,851
Balance, shares at Aug. 31, 2021	1,492,595
Balance at May. 31, 2021	$ 142	16,708,762	173,039		(12,291,899)	4,590,044
Balance, shares at May. 31, 2021	1,427,124
Net loss attributable to noncontrolling interest						(152,071)
Net Loss						(8,294,856)
Contribution from noncontrolling interest						(39,399)
Balance at Feb. 28, 2022	$ 159	24,572,691	60,367	55,625	(20,586,755)	4,102,087
Balance, shares at Feb. 28, 2022	1,616,022
Balance at Aug. 31, 2021	$ 149	21,233,531	118,202	850,775	(16,502,806)	5,699,851
Balance, shares at Aug. 31, 2021	1,492,595
Shares issued for contracted services	$ 1	174,230		(3,750)		170,481
Shares issued for contracted services, shares	20,438
Shares issued to directors, officers and employees as compensation	$ 8	852,085		(838,250)		13,843
Shares issued to directors, officers and employees as compensation, shares	84,656
Net Loss					(2,129,297)	(2,129,297)
Shares issued in connection with issuance and amendments of notes payable	$ 1	1,817,563				1,817,564
Shares issued in connection with issuance and amendments of notes payable, shares	18,333
Shares issued in connection with franchise acquisition				41,850		41,850
Shares issued in connection with franchise acquisition, shares
Net loss attributable to noncontrolling interest			(36,429)			(36,429)
Stock based compensation		366,721				366,721
Balance at Nov. 30, 2021	$ 159	24,444,130	81,773	50,625	(18,632,103)	5,944,584
Balance, shares at Nov. 30, 2021	1,616,022
Net loss attributable to noncontrolling interest						(60,805)
Net Loss					(1,954,652)	(1,954,652)
Net loss attributable to noncontrolling interest			(60,805)			(60,805)
Stock based compensation		183,361		5,000		188,361
Cash distribution from minority interest		(54,800)				(54,800)
Non controlling interest of investment in subsidiary			39,399			39,399
Balance at Feb. 28, 2022	$ 159	$ 24,572,691	$ 60,367	$ 55,625	$ (20,586,755)	$ 4,102,087
Balance, shares at Feb. 28, 2022	1,616,022